SCHEDULE VI - Supplemental Information Concerning Property-Casualty Insurance Operations (Details) - Non Life - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Information Concerning Property-Casualty Insurance Operations [Line Items]
Deferred Policy Acquisition Costs	[1]	$ 700,694	$ 617,537	$ 543,416
Liability for Unpaid Losses and Loss Expenses	[1]	12,725,631	12,047,792	11,395,321
Unearned Premiums	[1]	2,743,406	2,498,426	2,257,441
Premiums Earned	[1]	5,611,452	5,329,556	5,054,529
Losses and Loss Expenses Incurred Related to - Current year	[1]	3,533,087	3,637,671	3,945,248
Losses and Loss Expenses Incurred Related to - Prior year	[1]	(219,853)	(194,426)	71,456
Acquisition Costs	[1]	1,430,121	1,279,039	1,254,067
Paid Losses and Loss Expenses	[1]	2,658,136	2,972,995	3,232,604
Premiums Written	[1]	$ 5,898,750	$ 5,510,828	$ 4,825,919

[1]	(1) Includes the Company's P&C and Specialty segments.